Related Party Transactions - Narrative (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 13, 2018	Feb. 15, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2018
Related Party Transaction [Line Items]
Available for sale			$ 1,551,591,000		$ 1,586,051,000	$ 1,687,157,000
Loans issued to related parties					5,600,000	4,800,000
Interest income, related party					200,000	200,000
Consideration received on transaction							$ 4,900,000
Sale of stock, gain (loss)							0
Participating mortgage loans					10,000,000	45,000,000
Participating mortgage loans, gain (loss)					0	0
Dividend paid	$ 40,000,000		$ 0	$ 40,000,000	40,000,000	$ 0	0
Dividends, declared (in dollars per share)	$ 0.94
Subsidiary of Common Parent
Related Party Transaction [Line Items]
Payments for license fees					$ 400,000
Subsidiary of Common Parent | Mercantil Bank Holding Corporation
Related Party Transaction [Line Items]
Dividends		$ 19,800,000
Sale of membership interest		8,500,000
Cash		1,000,000
Subsidiary of Common Parent | Mercantil Bank Holding Corporation | Aircraft
Related Party Transaction [Line Items]
Assets		$ 7,500,000
Subsidiary of Common Parent | Loss on sale of securities
Related Party Transaction [Line Items]
Available for sale							11,800,000
Available-for-sale, loss							$ 800,000
Maximum | Mercantil Servicios Financieros, C.A. (MSF)
Related Party Transaction [Line Items]
Percent of shares outstanding owned					5.00%
Maximum | Class B common stock | Mercantil Servicios Financieros, C.A. (MSF)
Related Party Transaction [Line Items]
Percent of shares outstanding owned								5.00%